Organization and Principal Activities (Tables)	6 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Entities

The followings are the consolidated entities:

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal activities
Parent company
Globavend Holdings Limited	May, 2023	Cayman Islands	100%	Investment holding company
Wholly-owned subsidiaries
Globavend Associates Limited	May, 2023	British Virgin Islands	100%	Intermediate holding company
Globavend (HK) Limited	June, 2016	Hong Kong	100%	Provision of integrated cross-border logistics services and air freight forwarding services